Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2020	2021	2022
Deferred revenue - beginning of year	85,498	308,384	897,288
Additions	5,297,728	19,339,153	24,344,226
Recognition	(5,074,842)	(18,750,249)	(24,158,265)

Deferred revenue - end of year	308,384	897,288	1,083,249
Less: Deferred revenue, current portion	(163,617)	(418,227)	(389,243)

Deferred revenue, non-current portion	144,767	479,061	694,006